Summary of Significant Accounting Policies (Details)			1 Months Ended		12 Months Ended
	May 01, 2015 USD ($)	May 01, 2015 CNY (¥)	Dec. 28, 2022 USD ($)	Dec. 28, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Summary of Significant Accounting Policies [Abstract]
Equity interest percentage							49.00%
Cash consideration			$ 289,973	¥ 2,000,000
Disposed subsidiary sales					$ 4,589,710
Loss before income tax					196,445
Restricted cash					3,417,244		$ 179,421	$ 62,947
Deposits					1,750,000
Security deposits					$ 1,670,000
Short-term investments, maturity term					1 year	1 year
Bad debt provisions					$ 3,068,722
Maturity term					5 years	5 years
Share of loss					$ 22,521,912		40,776,023	10,857,670
Research and development expense					1,563,718		1,599,728	817,770
Valuation allowance					$ 1,566,959		624,905
Tax benefit realized on examination					50.00%	50.00%
Income tax is payable by enterprises at a rate					25.00%	25.00%
Provisions profits tax rate					8.25%	8.25%
Tax payable current rate cost (in Dollars)						$ 2,000,000
Continue taxed revenue rate					16.50%	16.50%
Tax authorities term					5 years	5 years
After Tax Profit					10.00%
Registered capital					50.00%
General reserve					$ 9,167,845		6,942,111	4,751,264
Cash and cash equivalents and restricted cash from continuing operations					67,316,757		$ 91,627,041
Deposit insurance for deposits	$ 72,000	¥ 500,000
Pay compensation					64,000	$ 500,000
Insured amount					$ 42,697,893
Minimum [Member]
Summary of Significant Accounting Policies [Abstract]
Equity interest percentage					20.00%	20.00%
VAT rate percentage					6.00%	6.00%
Maximum [Member]
Summary of Significant Accounting Policies [Abstract]
Equity interest percentage					49.90%	49.90%
VAT rate percentage					13.00%	13.00%
Taiding [Member]
Summary of Significant Accounting Policies [Abstract]
Non-controlling interest percentage					20.00%		20.00%
Liaogang Yingkou [Member]
Summary of Significant Accounting Policies [Abstract]
Non-controlling interest percentage					49.00%
Nisun Haiyuan [Member]
Summary of Significant Accounting Policies [Abstract]
Non-controlling interest percentage					49.00%
Gansu Zhonghexi [Member]
Summary of Significant Accounting Policies [Abstract]
Non-controlling interest percentage					35.00%
Jinda [Member]
Summary of Significant Accounting Policies [Abstract]
Share of loss					$ 44,030		$ 41,379	46,659
Chinese Mainland [Member]
Summary of Significant Accounting Policies [Abstract]
Revenue					221,790,445		160,199,711	42,190,191
Hong Kong [Member]
Summary of Significant Accounting Policies [Abstract]
Revenue					12,383,820
Valuation allowance					576,613
Youjiatian to Shandong Yongdao Zhihe property management Co., Ltd [Member]
Summary of Significant Accounting Policies [Abstract]
Gain disposition of subsidiary					$ 86,159
Wenzhou Jinda Holding Co., Ltd [Member]
Summary of Significant Accounting Policies [Abstract]
Equity interest percentage					23.08%	23.08%	23.08%